Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Industrials Portfolio
March 31, 2026
VCY-NPRT1-0526
1.814650.121
Common Stocks - 98.6%
	Shares	Value ($)
UNITED STATES - 98.6%
Industrials - 97.7%
Aerospace & Defense - 28.6%
Axon Enterprise Inc (a)	9,800	4,161,962
Beta Technologies Inc Class A (a)(b)	1,700	24,990
Boeing Co (a)	117,539	23,393,787
GE Aerospace	101,156	28,705,039
General Dynamics Corp	19,100	6,555,502
HEICO Corp Class A	17,900	3,778,511
Howmet Aerospace Inc	81,588	18,802,770
RTX Corp	55,400	10,686,660
StandardAero Inc (a)	193,509	4,998,337
Textron Inc	33,200	2,906,992
TransDigm Group Inc	6,200	7,185,552
		111,200,102
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	31,200	5,181,384
Building Products - 8.7%
Armstrong World Industries Inc (b)	20,000	3,295,999
Johnson Controls International plc	49,564	6,490,406
Simpson Manufacturing Co Inc (b)	31,730	5,445,503
Trane Technologies PLC	45,124	18,804,976
		34,036,884
Commercial Services & Supplies - 3.4%
Cintas Corp	41,900	7,086,966
Republic Services Inc	28,100	6,154,462
		13,241,428
Construction & Engineering - 4.5%
Comfort Systems USA Inc	3,500	4,826,465
Quanta Services Inc	19,200	10,541,184
WillScot Holdings Corp	130,700	2,268,952
		17,636,601
Electrical Equipment - 13.2%
Acuity Inc	17,700	4,959,894
AMETEK Inc	32,100	6,880,956
Eaton Corp PLC	37,824	13,528,510
GE Vernova Inc	29,889	26,090,108
		51,459,468
Ground Transportation - 6.2%
CSX Corp	27,036	1,109,827
Knight-Swift Transportation Holdings Inc	82,200	4,733,076
Old Dominion Freight Line Inc	36,300	7,093,020
Uber Technologies Inc (a)	98,250	7,067,123
XPO Inc (a)	21,600	4,202,280
		24,205,326
Industrial Conglomerates - 1.7%
3M Co	45,200	6,564,396
Machinery - 25.9%
Caterpillar Inc	14,700	10,414,362
Cummins Inc	17,200	9,253,944
Deere & Co	13,900	7,829,870
Dover Corp	47,040	9,805,488
Ingersoll Rand Inc	148,932	11,932,432
ITT Inc	60,300	11,488,959
PACCAR Inc	77,000	8,893,500
Parker-Hannifin Corp	19,480	17,439,275
RBC Bearings Inc (a)	7,100	3,856,152
Westinghouse Air Brake Technologies Corp	39,000	9,746,490
		100,660,472
Professional Services - 1.8%
CACI International Inc (a)	6,700	3,643,929
KBR Inc	52,200	1,924,092
Leidos Holdings Inc	8,428	1,310,723
		6,878,744
Trading Companies & Distributors - 2.4%
United Rentals Inc	7,100	5,172,776
WW Grainger Inc	3,664	3,996,728
		9,169,504
TOTAL INDUSTRIALS		380,234,309
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
GPGI Inc Class A	93,417	1,597,431
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC (a)	98,700	1,869,378
TOTAL UNITED STATES		383,701,118
TOTAL COMMON STOCKS (Cost $268,011,370)		383,701,118

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	2,669,080	2,669,614
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	2,004,475	2,004,675
TOTAL MONEY MARKET FUNDS (Cost $4,674,289)			4,674,289

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $272,685,659)	388,375,407
NET OTHER ASSETS (LIABILITIES) - 0.2%	871,304
NET ASSETS - 100.0%	389,246,711

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,625,333	42,425,935	42,381,654	33,655	(101)	101	2,669,614	2,669,080	0.0%
Fidelity Securities Lending Cash Central Fund	93	27,086,512	25,081,930	326	-	-	2,004,675	2,004,475	0.0%
Total	2,625,426	69,512,447	67,463,584	33,981	(101)	101	4,674,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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